Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000192548 | iShares 1-5 Year Investment Grade Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000192548 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000192548 | PGIM Ultra Short Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000192548 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192548 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000192548 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000192548 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	83.60%
C000192548 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000192548 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	13.60%
C000192549 | iShares 1-5 Year Investment Grade Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000192549 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000192549 | PGIM Ultra Short Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000192549 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192549 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000192549 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000192549 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	83.60%
C000192549 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000192549 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	13.60%
C000192550 | iShares 1-5 Year Investment Grade Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000192550 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000192550 | PGIM Ultra Short Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000192550 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192550 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000192550 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000192550 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	83.60%
C000192550 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000192550 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	13.60%
C000111983 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000111983 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000111983 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000111983 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000111983 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000111983 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000111983 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111983 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111983 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111983 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111983 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000111983 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111983 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000111983 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000111983 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000111983 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111983 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111983 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111983 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000111983 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000111983 | Equity
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000111983 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000111983 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000111983 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	8.60%
C000111983 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	16.30%
C000111983 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	1.80%
C000111983 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	73.30%
C000111984 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000111984 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000111984 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000111984 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000111984 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000111984 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000111984 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111984 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111984 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111984 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111984 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000111984 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111984 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000111984 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000111984 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000111984 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111984 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111984 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111984 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000111984 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000111984 | Equity
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000111984 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000111984 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000111984 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	8.60%
C000111984 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	16.30%
C000111984 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	1.80%
C000111984 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	73.30%
C000142554 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000142554 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000142554 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000142554 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000142554 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142554 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142554 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142554 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142554 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142554 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142554 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000142554 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000142554 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000142554 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000142554 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142554 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142554 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142554 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142554 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000142554 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000142554 | Equity
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000142554 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000142554 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000142554 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	8.60%
C000142554 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	16.30%
C000142554 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	1.80%
C000142554 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	73.30%
C000143112 | United States Treasury Bill, 5.0815, 2024-12-26
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143112 | Oracle Corporation, 2.95, 2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143112 | Microsoft Corporation, 2.7, 2025-02-12
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143112 | VeriSign, Inc., 5.25, 2025-04-01
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143112 | United States Treasury Bill, 4.8672, 2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143112 | Catalyst International Income Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143112 | Intel Corporation, 4.875, 2026-02-10
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143112 | RTX Corporation, 3.95, 2025-08-16
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143112 | McDonald's Corporation, 3.7, 2026-01-30
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143112 | International Business Machines Corporation, 3.3, 2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143112 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000143112 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143112 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000143112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000143112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000143112 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143112 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000143112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143112 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000143112 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.90%
C000143112 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000143112 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	59.80%
C000143112 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	4.40%
C000143112 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	29.80%
C000143113 | United States Treasury Bill, 5.0815, 2024-12-26
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143113 | Oracle Corporation, 2.95, 2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143113 | Microsoft Corporation, 2.7, 2025-02-12
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143113 | VeriSign, Inc., 5.25, 2025-04-01
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143113 | United States Treasury Bill, 4.8672, 2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143113 | Catalyst International Income Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143113 | Intel Corporation, 4.875, 2026-02-10
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143113 | RTX Corporation, 3.95, 2025-08-16
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143113 | McDonald's Corporation, 3.7, 2026-01-30
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143113 | International Business Machines Corporation, 3.3, 2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143113 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000143113 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000143113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000143113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000143113 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143113 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000143113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143113 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000143113 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.90%
C000143113 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000143113 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	59.80%
C000143113 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	4.40%
C000143113 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	29.80%
C000143114 | United States Treasury Bill, 5.0815, 2024-12-26
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143114 | Oracle Corporation, 2.95, 2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143114 | Microsoft Corporation, 2.7, 2025-02-12
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143114 | VeriSign, Inc., 5.25, 2025-04-01
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143114 | United States Treasury Bill, 4.8672, 2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143114 | Catalyst International Income Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143114 | Intel Corporation, 4.875, 2026-02-10
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143114 | RTX Corporation, 3.95, 2025-08-16
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143114 | McDonald's Corporation, 3.7, 2026-01-30
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143114 | International Business Machines Corporation, 3.3, 2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143114 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000143114 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143114 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143114 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143114 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000143114 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000143114 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000143114 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143114 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000143114 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143114 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000143114 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.90%
C000143114 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000143114 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	59.80%
C000143114 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	4.40%
C000143114 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	29.80%
C000246757 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000246757 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000246757 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000246757 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	48.40%
C000246757 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	51.60%
C000246758 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000246758 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000246758 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000246758 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	48.40%
C000246758 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	51.60%
C000246756 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000246756 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000246756 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000246756 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	48.40%
C000246756 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	51.60%
C000158688 | United States Treasury Note, 2.25, 2024-11-15
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000158688 | United States Treasury Note, 2.375, 2024-08-15
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158688 | United States Treasury Note, 1.5, 2025-02-15
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000158688 | Farmland Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158688 | Gladstone Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158688 | Cboe Global Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158688 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158688 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158688 | Prysmian SpA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158688 | Sumitomo Electric Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158688 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000158688 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158688 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158688 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000158688 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000158688 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158688 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158688 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158688 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000158688 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158688 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000158688 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158688 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	24.50%
C000158688 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	48.70%
C000158688 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	22.30%
C000158688 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.50%
C000158689 | United States Treasury Note, 2.25, 2024-11-15
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000158689 | United States Treasury Note, 2.375, 2024-08-15
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158689 | United States Treasury Note, 1.5, 2025-02-15
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000158689 | Farmland Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158689 | Gladstone Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158689 | Cboe Global Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158689 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158689 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158689 | Prysmian SpA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158689 | Sumitomo Electric Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158689 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000158689 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158689 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158689 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000158689 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000158689 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158689 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158689 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158689 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000158689 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158689 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000158689 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158689 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	24.50%
C000158689 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	48.70%
C000158689 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	22.30%
C000158689 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.50%
C000158690 | United States Treasury Note, 2.25, 2024-11-15
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000158690 | United States Treasury Note, 2.375, 2024-08-15
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158690 | United States Treasury Note, 1.5, 2025-02-15
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000158690 | Farmland Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158690 | Gladstone Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158690 | Cboe Global Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158690 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158690 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158690 | Prysmian SpA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158690 | Sumitomo Electric Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158690 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000158690 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158690 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158690 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000158690 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000158690 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158690 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158690 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158690 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000158690 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158690 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000158690 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158690 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	24.50%
C000158690 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	48.70%
C000158690 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	22.30%
C000158690 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220411 | United States Treasury Note, 2.25, 2024-11-15
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000220411 | United States Treasury Note, 2.375, 2024-08-15
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000220411 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220411 | United States Treasury Note, 2, 2025-02-15
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220411 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000220411 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220411 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220411 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220411 | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220411 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220411 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220411 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000220411 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000220411 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	52.60%
C000220411 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.60%
C000220411 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	40.80%
C000163769 | United States Treasury Note, 2.25, 2024-11-15
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000163769 | United States Treasury Note, 2.375, 2024-08-15
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000163769 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000163769 | United States Treasury Note, 2, 2025-02-15
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000163769 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163769 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163769 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163769 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000163769 | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163769 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163769 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000163769 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000163769 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000163769 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	52.60%
C000163769 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.60%
C000163769 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	40.80%
C000163770 | United States Treasury Note, 2.25, 2024-11-15
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000163770 | United States Treasury Note, 2.375, 2024-08-15
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000163770 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000163770 | United States Treasury Note, 2, 2025-02-15
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000163770 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163770 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163770 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163770 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000163770 | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163770 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163770 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000163770 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000163770 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000163770 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	52.60%
C000163770 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.60%
C000163770 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	40.80%
C000163771 | United States Treasury Note, 2.25, 2024-11-15
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000163771 | United States Treasury Note, 2.375, 2024-08-15
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000163771 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000163771 | United States Treasury Note, 2, 2025-02-15
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000163771 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163771 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163771 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163771 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000163771 | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163771 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163771 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000163771 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000163771 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000163771 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	52.60%
C000163771 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.60%
C000163771 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	40.80%
C000130114 | United States Treasury Bill, 5.0815, 2024-12-26
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000130114 | United States Treasury Bill, 5.0112, 2024-07-25
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000130114 | United States Treasury Bill, 5.1156, 2024-10-03
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000130114 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000130114 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000130114 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	47.90%
C000130114 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000130114 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	52.00%
C000130115 | United States Treasury Bill, 5.0815, 2024-12-26
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000130115 | United States Treasury Bill, 5.0112, 2024-07-25
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000130115 | United States Treasury Bill, 5.1156, 2024-10-03
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000130115 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000130115 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000130115 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	47.90%
C000130115 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000130115 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	52.00%
C000130116 | United States Treasury Bill, 5.0815, 2024-12-26
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000130116 | United States Treasury Bill, 5.0112, 2024-07-25
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000130116 | United States Treasury Bill, 5.1156, 2024-10-03
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000130116 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000130116 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000130116 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	47.90%
C000130116 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000130116 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	52.00%